Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
15. LEASES
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Fulfillment and sorting centers	Office premises	Pick-up points	Vehicles	Total	Lease liabilities
As at January 1, 2019	1,295	3,898	256	85	5,534	5,333
Additions	3,064	495	1,016	796	5,371	5,171
Remeasurement / modification	(65)	27	10	—	(28)	(28)
Reclassification	31	—	(31)	—	—	—
Depreciation expense	(636)	(660)	(167)	(145)	(1,608)	—
Interest expense	—	—	—	—	—	833
Payments	—	—	—	—	—	(1,700)

As at December 31, 2019	3,689	3,760	1,084	736	9,269	9,609

Additions	5,931	435	1,503	574	8,443	8,275
Remeasurement / modification	145	—	(2)	—	143	143
Change in use of leased premises	518	(518)	—	—	—	—
Disposals	(25)	(6)	(232)	—	(263)	(275)
Adjustment of lease payments	—	—	—	—	—	(21)
Depreciation expense	(1,320)	(647)	(682)	(364)	(3,013)	—
Interest expense	—	—	—	—	—	1,299
Payments	—	—	—	—	—	(3,540)

As at December 31, 2020	8,938	3,024	1,671	946	14,579	15,490

The Group recognized variable lease payments of 169 for the year ended December 31, 2020 (2019: 93).
Lease commitments
The Group entered into lease contracts for offices, fulfillment and sorting centers that have not yet commenced as at December 31, 2020. The lease terms are from 3 to 10 years. The future lease payments for these lease contracts are 848 during 2021, 6,175 from 2022 to 2024, 6,730 from 2025 to 2027 and 5,368 thereafter.